Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (unaudited)

(19) Quarterly Financial Information (unaudited)

	2011(1)
	First	Second	Third	Fourth
(amounts in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter
Revenues	$39,333	$42,365	$44,628	$44,865
Operating expenses	32,890	34,657	35,724	33,994
(Loss) income from continuing operations	(998)	(1,126)	(575)	1,201
(Loss) income from discontinued operations	(2,894)	1,878	(3,137)	(3,100)
Less: Net loss attributable to noncontrolling interests	138	65	265	219

Net (loss) income attributable to First Potomac Realty Trust	(3,754)	817	(3,447)	(1,680)

Less: Dividends on preferred shares	(1,783)	(2,228)	(2,228)	(2,228)
Net loss attributable to common shareholders	$(5,537)	$(1,411)	$(5,675)	$(3,908)

Basic and diluted earnings per common share:
Loss from continuing operations	$(0.06)	$(0.07)	$(0.06)	$(0.02)
(Loss) income from discontinued operations	(0.06)	0.04	(0.06)	(0.06)

Net loss	$(0.12)	$(0.03)	$(0.12)	$(0.08)

	2010(1)
	First	Second	Third	Fourth
(amounts in thousands, except per share amounts)	Quarter	Quarter	Quarter	Quarter
Revenues	$33,501	$31,930	$33,076	$35,256
Operating expenses	26,431	24,909	24,504	34,199
(Loss) income from continuing operations	(1,631)	(718)	237	(6,925)
(Loss) income from discontinued operations	(577)	751	(3,172)	360
Less: Net loss (income) attributable to noncontrolling interests	49	(1)	55	129

Net (loss) income attributable to common shareholders	$(2,159)	$32	$(2,880)	$(6,436)

Basic and diluted earnings per common share:
(Loss) income from continuing operations	$(0.06)	$(0.02)	$—	$(0.16)
(Loss) income from discontinued operations	(0.02)	0.02	(0.08)	0.01

Net (loss) income	$(0.08)	$—	$(0.08)	$(0.15)

(1)	These figures are rounded to the nearest thousand, which may impact crossfooting in reconciling to full year totals.

The Company sold 0.3 million and 18.3 million common shares in 2011 and 2010, respectively. The sum of the basic and diluted earnings per share for the four quarters in all years presented differs from the annual earnings per share calculation due to the required method of computing the weighted average number of shares in the respective periods.